BUSINESS ACQUISITION (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Winvest Group Ltd [Member]
Common stock, 900,000 shares of the Company restricted common stock valued at $2.20 per share		$ 1,980,000
Net liabilities assumed		55,288
Fair value of total consideration paid		$ 2,035,288
Winvest Groups Ltd [Member]
Common stock, 900,000 shares of the Company restricted common stock valued at $2.20 per share	$ 1,980,000
Net liabilities assumed	55,288
Fair value of total consideration paid	$ 2,035,288